Recoverable taxes (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Recoverable taxes	R$ 3,614	R$ 3,922
Recoverable taxes, current	1,078	1,114
Recoverable taxes, non-current	2,536	2,808
State Value Added Tax On Sales And Services I C M S [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	660	856
Social Integration Program Pis And Contribution For Social Security Financing Cofins [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	2,190	2,253
Social Security Contribution Inss [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	276	250
Income Tax And Social Contribution [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	419	521
Other [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	R$ 69	R$ 42